Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Operations
Revenue
Operating Expenses
Depreciation						2,252
General and administrative	42,822		68,245		1,681	39,014
Professional fees	62,600	27,728	99,600	55,289	78,715	220,796
Total Operating Expenses	105,422	27,728	167,845	55,289	80,396	262,062
Operating Loss	(105,422)	(27,728)	(167,845)	(55,289)	(80,396)	(262,062)
Other Income (Expense)
Interest expense	(53,453)	(42,721)	(93,195)	(234,970)	(325,471)	(817,841)
Change in fair value of derivatives	318,920	(847,462)	513,654	(874,704)	(44,084)	16,932,425
Gain on settlement of debt						624,966
Loss on disposal of Assets					(383)	(211,681)
Loss of Convertible Notes	(592,281)		(628,586)		(250,149)	(2,766,193)
Other income						2,311
Total Other Income (Expense)	(326,814)	(890,183)	(208,127)	(1,109,674)	(620,087)	13,763,987
Loss before provision for income taxes	(432,236)	(917,911)	(375,972)	(1,164,963)
Provision for income taxes
Net (Loss) Income	$ (432,236)	$ (917,911)	$ (375,972)	$ (1,164,963)	$ (700,483)	$ 13,501,925
Net Earnings (Loss) Per Common Share - Basic						$ 0.11
Net Earnings (Loss) Per Common Share - Diluted						$ 0.06
Basic weighted average common shares outstanding					321,226,043	122,234,935
Diluted weighted average common shares outstanding					321,226,043	237,835,850
Loss per share, basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding, basic and diluted	449,366,834	315,661,069	406,209,838	315,661,069